Commitments and Contingencies (Details Textual) - USD ($)	1 Months Ended
	Oct. 31, 2017	Jan. 31, 2017	Oct. 31, 2016	May 31, 2016	Apr. 30, 2016	Sep. 30, 2015	Jun. 30, 2015	Dec. 31, 2017
Commitments and Contingencies (Textual)
Installment payments					$ 8,000,000
Prescription Database [Member]
Commitments and Contingencies (Textual)
Installment payments				$ 1,900,000
Natesto [Member]
Commitments and Contingencies (Textual)
Installment payments		$ 4,000,000	$ 2,000,000		$ 2,000,000
First milestone payment								$ 2,500,000
Second milestone payment								5,000,000
Third milestone payment								$ 7,500,000
Office Lease [Member]
Commitments and Contingencies (Textual)
Initial base rent	$ 9,000					$ 9,000	$ 3,000
Operating leases, term	37 months					37 months	37 months
Operating leases, description	The amendment extended the lease for an additional 24 months beginning October 1, 2018.
Rent expenses						$ 318,000	$ 112,000